Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest	Transactions with Parties-in-Interest

Included in the Plan assets are Capital One Financial Corporation common stock and certain investments managed by the Plan trustee, Fidelity Management Trust Company. The following table summarizes the fair value of certain Plan investment options that are related to parties-in-interest as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
International Equity Fund	$645,574,129	$486,423,198
Capital One Stock Fund	618,370,747	475,332,439
Fidelity BrokerageLink	553,611,158	381,537,064
U.S. Small/Mid Cap Equity Fund	539,061,023	555,387,267
Spartan Global ex U.S. Index Fund	340,869,949	—
Notes receivable from participants	215,034,471	163,195,712
U.S. Large Cap Equity Fund	—	1,082,944,502
Fidelity Global ex U.S. Index Fund	—	227,764,852

The Plan allows participants to invest in the Company's common stock within the Capital One Stock Fund. During the years ended December 31, 2025 and 2024, the Plan received $6,685,413 and $6,658,155 of dividends on the Company's common stock, respectively. Net appreciation of the Company's common stock was $167,464,497 and $130,660,591 in 2025 and 2024, respectively. Purchases of $157,623,687 and sales of $35,447,206 of the Company's common stock were made through the Capital One Stock Fund during 2025. Purchases of $87,569,179 and sales of $57,614,417 of the Company's common stock were made through the Capital One Stock Fund during 2024.
The Plan recognized administrative expense paid to the Trustee and other parties-in-interest of $12,339,688 and $14,288,715 in 2025 and 2024, respectively.
These transactions qualify as exempt party-in-interest transactions under ERISA.